Leases - Depreciation on right-of-use assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation on right of use assets	kr 12,360	kr 10,807	kr 5,711
Research and development expenses
Leases
Depreciation on right of use assets	1,373	1,073	997
Marketing and selling expenses
Leases
Depreciation on right of use assets	3,923	3,743	1,522
Administrative expenses
Leases
Depreciation on right of use assets	kr 7,064	kr 5,991	kr 3,192